CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Cash Flows From Operating Activities
Net income	$ 1,057,150	$ 556,365	$ 510,144
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	229,238	245,295	252,599
Amortization	110,562	117,214	105,138
Stock incentive plan compensation	73,238	59,318	47,215
Deferred income taxes	20,715	(17,353)	(13,048)
Foreign currency transaction loss (gain)	10,470	(1,249)	1,786
(Gain) loss on sale of plant and equipment	(7,710)	10,292	(336)
Changes in assets and liabilities, net of effects from acquisitions:
Accounts receivable	(259,752)	(220,349)	598,065
Inventories	(139,062)	53,862	218,595
Prepaid expenses	6,477	29,581	(61,646)
Other assets	(39,118)	42,031	63,998
Accounts payable, trade	228,164	259,436	(304,863)
Accrued payrolls and other compensation	75,405	26,014	(67,654)
Accrued domestic and foreign taxes	53,424	63,119	(40,598)
Other accrued liabilities	(27,726)	36,137	(159,642)
Pensions and other postretirement benefits	(281,285)	(9,879)	28,522
Other liabilities	56,743	(31,012)	(49,083)
Net cash provided by operating activities	1,166,933	1,218,822	1,129,192
Cash Flows From Investing Activities
Acquisitions (less cash acquired of $385 in 2011 and $24,203 in 2009)	(60,227)	(5,451)	(722,635)
Capital expenditures	(207,294)	(129,222)	(270,733)
Proceeds from sale of plant and equipment	32,289	11,929	28,986
Other	(9,706)	(23,429)	3,551
Net cash (used in) investing activities	(244,938)	(146,173)	(960,831)
Cash Flows From Financing Activities
Proceeds from exercise of stock options	25,862	10,307	3,557
(Payments for) common shares	(693,096)	(24,999)	(447,800)
Tax benefit from stock incentive plan compensation	42,823	13,698	3,692
(Payments of) proceeds from notes payable, net	(18,908)	(421,974)	346,081
Proceeds from long-term borrowings	291,683	3,293	2,368
(Payments of) long-term borrowings	(358,058)	(67,582)	(20,671)
Dividends paid, net of tax benefit of ESOP shares	(206,084)	(162,739)	(161,575)
Net cash (used in) financing activities	(915,778)	(649,996)	(274,348)
Effect of exchange rate changes on cash	75,723	(34,738)	(32,450)
Net increase (decrease) in cash and cash equivalents	81,940	387,915	(138,437)
Cash and cash equivalents at beginning of year	575,526	187,611	326,048
Cash and cash equivalents at end of year	657,466	575,526	187,611
Cash paid during the year for:
Interest	99,227	104,812	111,648
Income taxes	$ 203,539	$ 127,320	$ 211,281